Expense Example - Shelton Equity Premium Income ETF [Member]	Aug. 22, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	$ 173